License Agreements (Tables)	12 Months Ended
Dec. 31, 2014
License Agreements [Abstract]
Schedule of Future Minimum Royalty Payments

Year ended December 31,

2015	$33,000
2016	33,000
2017	283,000
2018	33,000
2019	33,000
Thereafter	99,000

Total	$514,000